Significant Accounting Policies - Consolidated Statement of Income Adjustments (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense (income), net	$ 165	$ 366	$ 531
Income before income taxes	7,204	6,795	5,643
Provision for income taxes	1,285	1,337	1,114
Income of consolidated group	5,919	5,458	4,529
Net income including noncontrolling interest	5,929	5,453	4,529
Net income attributable to 3M	$ 5,921	$ 5,449	$ 4,517
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 10.23	$ 9.43	$ 7.83
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 10.12	$ 9.36	$ 7.72
Under Prior Method
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense (income), net		$ 450	$ 462
Income before income taxes		6,711	5,712
Provision for income taxes		1,318	1,130
Income of consolidated group		5,393	4,582
Net income including noncontrolling interest		5,388	4,582
Net income attributable to 3M		$ 5,384	$ 4,570
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)		$ 9.32	$ 7.92
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)		$ 9.25	$ 7.81